Segments - Summarizes Gross Revenue by Revenue (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting [Abstract]
Payments-based revenue	$ 121.2	$ 159.5	$ 297.6	$ 293.5
Subscription and other revenues	20.6	21.0	43.6	42.0
Total gross revenue	141.8	180.5	341.2	335.5
Less: network fees	74.4	105.2	194.7	193.9
Less: Other costs of sales	35.1	31.7	69.7	59.4
Gross profit	$ 32.3	$ 43.6	$ 76.8	$ 82.2